OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-10529

The Investment House Funds

(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	90025
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl

The Investment House LLC  11150 Santa Monica Blvd.  Los Angeles, CA 90025

(Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 873-3021

Date of fiscal year end:         July 31, 2015

Date of reporting period:       October 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Investment House Growth Fund
Schedule of Investments
October 31, 2014 (Unaudited)

Common Stocks - 112.7%	Shares	Value

Consumer Discretionary - 8.5%
Hotels, Restaurants & Leisure - 1.6%
Yum! Brands, Inc.	14,000	$1,005,620

Household Durables - 2.3%
Harman International Industries, Inc.	5,250	563,535
Tupperware Brands Corporation	14,000	892,500
		1,456,035
Internet & Catalog Retail - 2.5%
Amazon.com, Inc.*	3,000	916,380
Priceline Group, Inc. (The)*	550	663,415
		1,579,795
Textiles, Apparel & Luxury Goods - 2.1%
PVH Corporation	6,000	686,100
Ralph Lauren Corporation	4,000	659,360
		1,345,460
Consumer Staples - 3.5%
Food & Staples Retailing - 2.3%
Costco Wholesale Corporation	5,000	666,850
CVS Caremark Corporation	9,000	772,290
		1,439,140
Household Products - 1.2%
Church & Dwight Company, Inc.	11,000	796,510

Energy - 1.2%
Energy Equipment & Services - 1.2%
Schlumberger Ltd.	8,000	789,280

Financials - 1.0%
Diversified Financial Services - 1.0%
IntercontinentalExchange Group, Inc.	3,000	624,870

Health Care - 22.2%
Biotechnology - 3.4%
Celgene Corporation*	10,000	1,070,900
Gilead Sciences, Inc.*	10,000	1,120,000
		2,190,900
Health Care Equipment & Supplies - 6.6%
Baxter International, Inc.	9,000	631,260
Intuitive Surgical, Inc.*	3,000	1,487,400
Medtronic, Inc.	21,000	1,431,360
Stryker Corporation	7,500	656,475
		4,206,495
Health Care Providers & Services - 5.3%
Henry Schein, Inc.*	12,700	1,524,381
McKesson Corporation	9,000	1,830,690
		3,355,071

The Investment House Growth Fund
Schedule of Investments (Continued)

Common Stocks - 112.7% (Continued)	Shares	Value

Health Care - 22.2% (Continued)
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc.*	10,000	$631,600

Pharmaceuticals - 5.9%
Allergan, Inc.	8,500	1,615,510
Mylan, Inc.*	30,000	1,606,500
Roche Holdings AG - ADR	14,000	515,340
		3,737,350
Industrials - 9.5%
Air Freight & Logistics - 1.4%
FedEx Corporation	5,300	887,220

Airlines - 1.3%
American Airlines Group, Inc.	20,000	827,000

Commercial Services & Supplies - 1.2%
Stericycle, Inc.*	6,000	756,000

Electrical Equipment - 0.8%
Eaton Corporation plc	7,750	530,022

Machinery - 3.6%
Cummins, Inc.	4,500	657,810
Pall Corporation	18,100	1,654,702
		2,312,512
Road & Rail - 1.2%
Norfolk Southern Corporation	7,000	774,480

Information Technology - 58.4%
Communications Equipment - 1.7%
QUALCOMM, Inc.	13,700	1,075,587

Electronic Equipment, Instruments & Components - 3.2%
Trimble Navigation Ltd.*	75,600	2,030,616

Internet Software & Services - 17.7%
eBay, Inc.*	45,000	2,362,500
Facebook, Inc. - Class A*	65,000	4,874,350
Google, Inc. - Class A*	3,600	2,044,332
Google, Inc. - Class C*	3,600	2,012,688
		11,293,870
IT Services - 4.8%
Accenture plc - Class A	17,900	1,452,048
Alliance Data Systems Corporation*	2,250	637,538
Automatic Data Processing, Inc.	7,000	572,460
Xerox Corporation	30,000	398,400
		3,060,446
Semiconductors & Semiconductor Equipment - 2.7%
Texas Instruments, Inc.	35,000	1,738,100

The Investment House Growth Fund
Schedule of Investments (Continued)

Common Stocks - 112.7% (Continued)	Shares	Value

Information Technology - 58.4% (Continued)
Software - 8.7%
Adobe Systems, Inc.*	12,000	$841,440
Autodesk, Inc.*	11,000	632,940
Intuit, Inc.	36,000	3,168,360
SAP SE - ADR	13,000	885,690
		5,528,430
Technology Hardware, Storage & Peripherals - 19.6%
Apple, Inc.	59,500	6,426,000
EMC Corporation	45,000	1,292,850
Stratasys Ltd.*	40,000	4,814,400
		12,533,250
Materials - 8.4%
Chemicals - 8.4%
Ecolab, Inc.	15,000	1,668,450
Monsanto Company	5,000	575,200
Scotts Miracle-Gro Company (The) - Class A	23,600	1,398,064
Sigma-Aldrich Corporation	12,600	1,712,466
		5,354,180

Total Common Stocks (Cost $34,246,007)		$71,859,839

Money Market Funds - 0.0%(a)	Shares	Value

First American Government Obligations Fund - Class Z,
0.01%(b) (Cost $904)	904	$904

Total Investments at Value(c) - 112.7% (Cost $34,246,911)		$71,860,743

Liabilities in Excess of Other Assets - (12.7%)		(8,099,041)

Net Assets - 100.0%		$63,761,702

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Percentage rounds to less than 0.1%.

(b)	Rate shown is the 7-day effective yield as of October 31, 2014.

(c)	All securities are pledged as collateral for the Fund's bank line of credit (Note 5).

See accompanying notes to the Schedule of Investments.

The Investment House Growth Fund
Notes to Schedule of Investments
October 31, 2014 (Unaudited)

1.	Securities valuation

Equity securities of The Investment House Growth Fund (the "Fund"), a series of The Investment House Funds, generally are valued at their market value, but if market prices are not available or The Investment House LLC, the investment adviser to the Fund (the "Adviser"), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser at their fair value, according to procedures approved by the Board of Trustees and such securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.

Generally accepted accounting principles establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2014 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$71,859,839	$-	$-	$71,859,839
Money Market Funds	904	-	-	904
Total	$71,860,743	$-	$-	$71,860,743

Refer to the Fund's Schedule of Investments for a listing of the common stocks by industry type. As of October 31, 2014, the Fund did not have any transfers in and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of October 31, 2014.  It is the Fund's policy to recognize transfers into and out of any Level at the end of the reporting period.

The Investment House Growth Fund
Notes to Schedule of Investments (Continued)

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following is computed on a tax basis for each item as of October 31, 2014:

Cost of portfolio investments	$34,246,911

Gross unrealized appreciation	$38,027,001
Gross unrealized depreciation	(413,169)

Net unrealized appreciation	$37,613,832

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund's portfolio will be adversely affected. As of October 31, 2014, the Fund had 58.4% of the value of its net assets invested within the Information Technology sector.

5.	Bank Line of Credit

The Fund has a secured bank line of credit with US Bank NA that provides a maximum borrowing of up to $17,000,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of "leverage." Please see the Fund's prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The line of credit matures on December 13, 2015. All of the Fund's securities are pledged as collateral for the Fund's bank line of credit.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	December 23, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 23, 2014

*	Print the name and title of each signing officer under his or her signature.